Leases (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
Curent	$ 279	$ 260
Non-current	541	839
Total lease liablilities	$ 820	$ 1,098